Trade and Other Payables (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Notes payable	$ 0	$ 24,626,954
Trade payables	5,070,497	6,658,065
Accruals	373,375	358,747
Other taxes payable	317,871	2,364,945
Other payables	0	11,270,658
Accounts Payable and Accrued Liabilities, Current, Total	$ 5,761,743	$ 45,279,369